787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

July 24, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Series Trust

Securities Act File No. 033-52742

Investment Company Act File No. 811-07238

Post-Effective Amendment No. 119

Ladies and Gentlemen:

On behalf of SunAmerica Series Trust (the “Trust”), a Massachusetts business trust, I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 119 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to add a new series to the Trust, the SA BlackRock Multi-Factor 70/30 Portfolio (the “Portfolio”). The Portfolio seeks capital appreciation and income. The Portfolio seeks to achieve its investment goals by investing in a combination of equity and fixed income securities. It is proposed that the Amendment will become effective on October 13, 2020, pursuant to Rule 485(a)(2) under the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz

Stacey P. Ruiz

Enclosures

cc:	Christopher J. Tafone, Esq., SunAmerica Asset Management, LLC

Daniel E. Burton, Esq., SunAmerica Asset Management, LLC

Kathleen D. Fuentes, Esq., SunAmerica Asset Management, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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